UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 01/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Equity Dividend Fund

SEMI-ANNUAL REPORT
JANUARY 31, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ..................................................    3
Semi-Annual Report:
Fund Summary ..............................................................    4
About Fund Performance ....................................................    6
Disclosure of Expenses ....................................................    6
Portfolio Information .....................................................    7
Financial Statements:
  Schedule of Investments .................................................    8
  Statement of Assets and Liabilities .....................................   11
  Statement of Operations .................................................   12
  Statements of Changes in Net Assets .....................................   13
Financial Highlights ......................................................   14
Notes to Financial Statements .............................................   20
Proxy Results .............................................................   26
Officers and Trustees .....................................................   27
BlackRock Fund Information ................................................   28
Mutual Fund Family ........................................................   30


2       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter the new year with no relief. While most major market indexes managed to post positive returns in 2007, January proved to be a trying month as fears of an economic recession swelled.

The Federal Reserve Board (the "Fed"), after cutting interest rates 100 basis points (1%) between September 2007 and year-end, more than matched those cuts in January alone. The Fed, responding to a slowing economy and continued fallout from the subprime mortgage crisis, cut interest rates 75 basis points in a rare unscheduled session on January 22, and quickly followed with another 50-basis-point cut at its regular meeting on January 30. This brought the target short-term interest rate to 3% as of the conclusion of this reporting period. In a statement accompanying its action, the central bank cited "a deepening housing contraction" and "considerable stress in the credit markets."

To be sure, subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The reverberations continue to be felt as stocks grapple with recession fears, heightened volatility and weakening earnings growth. Small-cap and value-oriented stocks suffered most in 2007, while large-cap and growth-oriented stocks fared better. International markets, which outperformed the U.S. in 2007, generally experienced greater declines in January as investors grew increasingly risk averse.

The reaction has been similar in fixed income markets, with fears related to the economic slowdown, housing collapse and subprime fallout prompting a flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.67% by the end of January, while prices correspondingly rose. The tax-exempt bond market set a new-issuance record in 2007, but has struggled with additional concerns around the creditworthiness of bond insurers.

Against this volatile backdrop, the major benchmark indexes posted mixed results for the current reporting period:

Total Returns as of January 31, 2008                                                    6-month     12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                            -4.32%       -2.31%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             -7.51        -9.79
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        -7.52        +0.22
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                 +6.82        +8.81
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           +3.71        +4.93
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      +1.34        -0.44
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate the current uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's total return for the six-month period ended January 31, 2008 outpaced that of the benchmark S&P 500 Index.

      What factors influenced performance?

o Against a highly volatile investment backdrop, the Fund outperformed its benchmark in eight out of ten sectors during the period.

o An underweight in consumer discretionary, an overweight and stock selection in energy, and an underweight and stock selection in financials benefited Fund results. In addition, security selection proved advantageous in industrials, information technology and telecommunication services. Key contributors included Deere & Co., Raytheon Co. and General Dynamics Corp. in industrials, Consol Energy, Inc., Occidental Petroleum Corp. and Peabody Energy Corp. in energy, and Alltel Corp. and Vodaphone Group PLC in telecommunications. A significant overweight in materials further aided the Fund's relative performance.

o Finally, an overweight and positive security selection led to outperformance in utilities, the top-performing sector in the benchmark. Some key contributors in the utilities sector included our holdings in Constellation Energy Group, Inc., ITC Holdings Corp., Southern Co., Equitable Resources, Inc. and Public Service Enterprise Group, Inc.

o Detracting from the Fund's relative results were underweight positions and poor security selection in consumer staples and health care. Stocks that disappointed in these sectors included Avon Products, Inc., Kraft Foods Inc., Bristol-Myers Squibb Co. and Merck & Co., Inc.

      Describe recent portfolio activity.

o We made few significant changes to the portfolio during the period. We eliminated the Fund's relatively small holding in Freddie Mac. In anticipation of a slowdown in consumer spending, we also sold our existing positions in producers Husqvarna AB and Harley-Davidson, Inc., thereby reducing exposure to the consumer discretionary sector.

o Fund turnover remains exceptionally low (around 5%), reflecting our view that constrained capacity and supply/demand imbalances will lead to pricing power and ultimately future earnings in those sectors in which the Fund is overweight.

      Describe Fund positioning at period-end.

o Fund positioning at period-end reflected our continued confidence in the international marketplace, as well as the conviction that dividend-paying equities will continue to provide total return and stability in the face of shifting market cycles and heightened volatility.

o Looking ahead, we intend to continue to invest in large-cap, high-quality companies that we believe are poised to benefit from global growth and macroeconomic trends.

Expense Example

                                               Actual                                               Hypothetical**
                         --------------------------------------------------       --------------------------------------------------
                           Beginning        Ending                                  Beginning        Ending
                         Account Value   Account Value      Expenses Paid         Account Value   Account Value      Expenses Paid
                         Aug. 1, 2007    Jan. 31, 2008   During the Period*       Aug. 1, 2007    Jan. 31, 2008   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........      $1,000         $  997.60            $3.68                $1,000         $1,021.52            $3.72
Service ..............      $1,000         $1,078.50            $4.92                $1,000         $1,020.06            $4.79
Investor A ...........      $1,000         $  996.50            $5.03                $1,000         $1,020.16            $5.09
Investor B ...........      $1,000         $  992.20            $9.04                $1,000         $1,016.13            $9.15
Investor C ...........      $1,000         $  992.50            $8.74                $1,000         $1,016.43            $8.84
Class R ..............      $1,000         $  994.80            $6.54                $1,000         $1,018.65            $6.61
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.73% for Institutional, .94% for Service, 1.00% for Investor A, 1.80% for Investor B, 1.74% for Investor C and 1.30% for Class
      R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the S&P 500(R) Index and the Russell 1000(R) Value Index. Values are from January 1998 to January 2008:

             Institutional       Investor A       S&P 500(R)     Russell 1000(R)
                  Shares*+         Shares*+          Index++      Value Index+++
1/98               $10,000           $9,475          $10,000             $10,000
1/99               $11,220          $10,605          $13,249             $11,823
1/00               $11,466          $10,819          $14,620             $12,180
1/01               $12,657          $11,912          $14,488             $13,526
1/02               $12,697          $11,919          $12,149             $12,623
1/03               $11,010          $10,299           $9,352             $10,486
1/04               $14,119          $13,189          $12,586             $14,219
1/05               $16,303          $15,181          $13,370             $15,989
1/06               $19,451          $18,072          $14,757             $18,103
1/07               $22,178          $20,548          $16,899             $21,575
1/08               $23,883          $22,078          $16,509             $20,414

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in companies with a continuous record of paying dividends.
++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
+++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Russell 1000 is a registered trademark of the Frank Russell Company.

Performance Summary for the Period Ended January 31, 2008

                                                                              Average Annual Total Returns*
                                                           -------------------------------------------------------------------------
                                                                   1 Year                    5 Years                  10 Years
                                                           --------------------       -------------------       --------------------
                            Standardized      6-Month      w/o sales    w/sales       w/o sales   w/sales       w/o sales    w/sales
                            30-Day Yields  Total Returns    charge      charge         charge     charge         charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional .............     2.14%          -0.24%       +7.69%         --          +16.75%        --         + 9.10%        --
Service ...................     1.93           -0.30        +7.53          --          +16.46         --         + 8.82         --
Investor A ................     1.79           -0.35        +7.45       +1.81%         +16.48     +15.23%        + 8.83      +8.24%
Investor B ................     1.15           -0.78        +6.59       +2.09          +15.56     +15.34         + 8.16      +8.16
Investor C ................     1.21           -0.75        +6.63       +5.63          +15.59     +15.59         + 7.99      +7.99
Class R ...................     1.59           -0.52        +7.09          --          +16.33         --         + 8.63         --
S&P 500 Index .............       --           -4.32        -2.31          --          +12.04         --         + 5.14         --
Russell 1000 Value Index ..       --           -5.42        -5.38          --          +14.25         --         + 7.40         --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on August 1, 2007 and held through January 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Portfolio Information

As of January 31, 2008

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ..............................................         3.4%
AT&T Inc. ......................................................         2.8
BHP Billiton Ltd. ..............................................         2.4
Chevron Corp. ..................................................         2.4
Rio Tinto Ltd. .................................................         2.2
General Electric Co. ...........................................         2.1
JPMorgan Chase & Co. ...........................................         2.1
Bank of America Corp. ..........................................         2.0
Total SA .......................................................         1.9
Deere & Co. ....................................................         1.8
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ....................................        14.9%
Metals & Mining ................................................         7.8
Aerospace & Defense ............................................         5.7
Electric Utilities .............................................         5.7
Diversified Financial Services .................................         5.5
--------------------------------------------------------------------------------

Sector Representation as a Percent of Long-Term Investments as of January 31,
2008

A pie chart depicting Sector Representation as a Percent of Long-Term Investments as of January 31, 2008:

Energy 19.2%
Financials 16.2%
Materials 14.3%
Industrials 13.4%
Utilities 11.4%
Consumer Staples 9.0%
Telecommunication Services 6.9%
Health Care 3.7%
Consumer Discretionary 3.0%
Information Technology 2.9%

For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           7

Schedule of Investments as of January 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Common Stocks                                       Shares            Value
===============================================================================
Europe
-------------------------------------------------------------------------------
France -- 1.9%
Oil, Gas & Consumable Fuels -- 1.9%
Total SA (a)                                       592,000       $   43,085,760
-------------------------------------------------------------------------------
Total Common Stocks in France                                        43,085,760
===============================================================================
Netherlands -- 0.9%
Food Products -- 0.9%
Unilever NV (a)                                    637,700           20,738,004
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                               20,738,004
===============================================================================
Sweden -- 0.3%
Household Durables -- 0.3%
Electrolux AB                                      370,400            5,826,228
-------------------------------------------------------------------------------
Total Common Stocks in Sweden                                         5,826,228
===============================================================================
United Kingdom -- 2.5%
Beverages -- 1.2%
Diageo Plc                                       1,415,100           28,565,384
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.7%
BP Plc (a)                                         266,100           16,963,875
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
Vodafone Group Plc (a)                             406,100           14,132,280
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                            59,661,539
===============================================================================
Total Common Stocks in Europe -- 5.6%                               129,311,531
===============================================================================

===============================================================================
Latin America
-------------------------------------------------------------------------------
Cayman Islands -- 0.2%
Insurance -- 0.2%
XL Capital Ltd. Class A                             93,400            4,203,000
-------------------------------------------------------------------------------
Total Common Stocks in Latin America -- 0.2%                          4,203,000
===============================================================================

===============================================================================
North America
-------------------------------------------------------------------------------
Canada -- 4.3%
Commercial Banks -- 1.8%
Bank of Montreal                                   271,100           15,322,867
Bank of Nova Scotia                                176,500            8,471,227
National Bank of Canada                            346,100           17,417,891
                                                                 --------------
                                                                     41,211,985
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.0%
BCE, Inc.                                          165,773            5,760,612
Manitoba Telecom Services, Inc.                    190,300            8,130,940
TELUS Corp. (Non-Voting Shares)                    198,100            8,326,099
                                                                 --------------
                                                                     22,217,651
-------------------------------------------------------------------------------
Metals & Mining -- 0.6%
Barrick Gold Corp.                                 192,500            9,933,196
Teck Cominco Ltd. Class B                          160,500            5,239,968
                                                                 --------------
                                                                     15,173,164
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.9%
Cameco Corp.                                       618,900           20,957,721
                                                                 --------------
Total Common Stocks in Canada                                        99,560,521
===============================================================================
Cayman Islands -- 0.2%
Energy Equipment & Services -- 0.2%
Transocean, Inc. (d)                                40,896            5,013,850
-------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                             5,013,850
===============================================================================
United States -- 72.5%
Aerospace & Defense -- 5.7%
General Dynamics Corp.                             316,200           26,706,252
Northrop Grumman Corp.                             307,400           24,395,264
Raytheon Co.                                       613,400           39,956,876
Rockwell Collins, Inc.                             137,100            8,664,720
United Technologies Corp.                          407,100           29,885,211
                                                                 --------------
                                                                    129,608,323
-------------------------------------------------------------------------------
Beverages -- 0.9%
The Coca-Cola Co.                                  350,000           20,709,500
-------------------------------------------------------------------------------
Capital Markets -- 1.0%
The Bank of New York Mellon Corp.                   47,268            2,204,107
Franklin Resources, Inc.                             3,300              343,959
Morgan Stanley                                     396,000           19,574,280
                                                                 --------------
                                                                     22,122,346
-------------------------------------------------------------------------------
Chemicals -- 3.3%
Air Products & Chemicals, Inc.                     149,700           13,475,994
The Dow Chemical Co.                               161,200            6,231,992
E.I. du Pont de Nemours & Co.                      482,300           21,790,314
Olin Corp.                                         331,800            6,798,582
PPG Industries, Inc.                                 7,900              522,111
Praxair, Inc.                                      114,900            9,296,559
Rohm & Haas Co.                                    308,300           16,447,805
                                                                 --------------
                                                                     74,563,357
-------------------------------------------------------------------------------
Commercial Banks -- 2.1%
SunTrust Banks, Inc.                                84,500            5,826,275
U.S. Bancorp                                       377,600           12,819,520
Wachovia Corp.                                     226,200            8,805,966
Wells Fargo & Co.                                  626,800           21,317,468
                                                                 --------------
                                                                     48,769,229
-------------------------------------------------------------------------------
Computers & Peripherals -- 1.8%
Hewlett-Packard Co.                                501,500           21,940,625
International Business Machines Corp.              187,100           20,083,314
                                                                 --------------
                                                                     42,023,939
-------------------------------------------------------------------------------
Consumer Finance -- 0.2%
American Express Co.                                84,700            4,177,404
-------------------------------------------------------------------------------
Containers & Packaging -- 0.2%
Temple-Inland, Inc.                                262,400            4,920,000
-------------------------------------------------------------------------------
Diversified Financial Services -- 5.5%
Bank of America Corp.                            1,053,712           46,732,127
Citigroup, Inc.                                  1,124,600           31,736,212
JPMorgan Chase & Co.                             1,010,600           48,054,030
                                                                 --------------
                                                                    126,522,369
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 4.6%
AT&T Inc.                                        1,682,325           64,752,689
Verizon Communications, Inc.                       884,900           34,369,516
Windstream Corp.                                   534,942            6,210,677
                                                                 --------------
                                                                    105,332,882
-------------------------------------------------------------------------------


8       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                       Shares            Value
===============================================================================
North America (continued)
-------------------------------------------------------------------------------
United States (continued)
Electric Utilities -- 5.7%
American Electric Power Co., Inc.                  147,200       $    6,304,576
Duke Energy Corp.                                1,045,020           19,500,073
Exelon Corp.                                       318,400           24,258,896
FPL Group, Inc.                                    323,000           20,827,040
FirstEnergy Corp.                                  168,500           12,000,570
ITC Holdings Corp.                                 171,100            9,040,924
Northeast Utilities Inc.                           227,000            6,292,440
PPL Corp.                                          405,500           19,837,060
The Southern Co.                                   326,800           11,879,180
                                                                 --------------
                                                                    129,940,759
-------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
Emerson Electric Co.                                 5,900              299,956
Rockwell Automation, Inc.                          133,700            7,623,574
                                                                 --------------
                                                                      7,923,530
-------------------------------------------------------------------------------
Energy Equipment & Services -- 2.0%
Diamond Offshore Drilling, Inc.                    124,700           14,082,371
Halliburton Co.                                    481,300           15,964,721
Schlumberger Ltd.                                  222,700           16,804,942
                                                                 --------------
                                                                     46,852,034
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.1%
Wal-Mart Stores, Inc.                               46,300            2,355,744
-------------------------------------------------------------------------------
Food Products -- 0.9%
General Mills, Inc.                                123,500            6,744,335
H.J. Heinz Co.                                     153,800            6,545,728
Kraft Foods, Inc.                                  270,803            7,923,696
                                                                 --------------
                                                                     21,213,759
-------------------------------------------------------------------------------
Gas Utilities -- 1.5%
AGL Resources, Inc.                                186,400            7,055,240
Equitable Resources, Inc.                          385,000           21,463,750
Spectra Energy Corp.                               240,360            5,489,822
                                                                 --------------
                                                                     34,008,812
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 1.0%
McDonald's Corp.                                   324,750           17,390,362
Tim Hortons, Inc.                                  137,600            4,712,800
                                                                 --------------
                                                                     22,103,162
-------------------------------------------------------------------------------
Household Durables -- 0.2%
Newell Rubbermaid, Inc.                            224,000            5,402,880
-------------------------------------------------------------------------------
Household Products -- 2.9%
Clorox Co.                                         267,400           16,396,968
Kimberly-Clark Corp.                               286,000           18,775,900
The Procter & Gamble Co.                           458,600           30,244,670
                                                                 --------------
                                                                     65,417,538
-------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.4%
Constellation Energy Group, Inc.                   102,700            9,649,692
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.9%
3M Co.                                             226,200           18,016,830
General Electric Co.                             1,362,650           48,251,436
                                                                 --------------
                                                                     66,268,266
-------------------------------------------------------------------------------
Insurance -- 3.2%
The Allstate Corp.                                 229,300           11,297,611
Chubb Corp.                                        216,400           11,207,356
Lincoln National Corp.                             340,900           18,531,324
Marsh & McLennan Cos., Inc.                         80,900            2,232,840
The Travelers Cos., Inc.                           616,794           29,667,791
                                                                 --------------
                                                                     72,936,922
-------------------------------------------------------------------------------
Machinery -- 2.8%
Caterpillar, Inc.                                  312,000           22,195,680
Deere & Co.                                        479,400           42,072,144
                                                                 --------------
                                                                     64,267,824
-------------------------------------------------------------------------------
Marine -- 0.3%
Eagle Bulk Shipping, Inc.                          264,700            6,543,384
-------------------------------------------------------------------------------
Media -- 0.8%
CBS Corp. Class B                                  499,100           12,572,329
The McGraw-Hill Cos., Inc.                         157,600            6,738,976
                                                                 --------------
                                                                     19,311,305
-------------------------------------------------------------------------------
Metals & Mining -- 0.6%
Southern Copper Corp.                              139,800           13,118,832
-------------------------------------------------------------------------------
Multi-Utilities -- 2.6%
Consolidated Edison, Inc.                          126,200            5,499,796
DTE Energy Co.                                     114,500            4,883,425
Dominion Resources, Inc.                           340,300           14,632,900
PG&E Corp.                                         252,300           10,354,392
Public Service Enterprise Group, Inc.              129,800           12,460,800
Sempra Energy                                      135,100            7,552,090
Wisconsin Energy Corp.                             111,800            5,090,254
                                                                 --------------
                                                                     60,473,657
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 11.4%
Chevron Corp.                                      639,438           54,032,511
ConocoPhillips                                     420,000           33,734,400
Consol Energy, Inc.                                310,400           22,659,200
Exxon Mobil Corp.                                  898,600           77,639,040
Marathon Oil Corp.                                 530,700           24,863,295
Murphy Oil Corp.                                   142,800           10,501,512
Occidental Petroleum Corp.                         297,300           20,177,751
Patriot Coal Corp. (d)                              30,960            1,230,660
Peabody Energy Corp.                               309,600           16,724,592
                                                                 --------------
                                                                    261,562,961
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.5%
International Paper Co.                            278,500            8,981,625
MeadWestvaco Corp.                                 321,100            8,990,800
Weyerhaeuser Co.                                   257,900           17,464,988
                                                                 --------------
                                                                     35,437,413
-------------------------------------------------------------------------------
Personal Products -- 0.4%
Avon Products, Inc.                                284,000            9,945,680
-------------------------------------------------------------------------------


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           9

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

Common Stocks                                       Shares            Value
===============================================================================
North America (concluded)
-------------------------------------------------------------------------------
United States (concluded)
Pharmaceuticals -- 3.3%
Abbott Laboratories                                198,300       $   11,164,290
Bristol-Myers Squibb Co.                           315,400            7,314,126
Johnson & Johnson                                  265,200           16,776,552
Merck & Co., Inc.                                  102,550            4,746,014
Pfizer, Inc.                                       982,900           22,990,031
Wyeth                                              331,600           13,197,680
                                                                 --------------
                                                                     76,188,693
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.5%
Kimco Realty Corp.                                  86,800            3,108,308
Simon Property Group, Inc.                          36,850            3,293,653
Taubman Centers, Inc.                               85,800            4,302,870
                                                                 --------------
                                                                     10,704,831
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 0.3%
Intel Corp.                                        352,900            7,481,480
-------------------------------------------------------------------------------
Software -- 0.5%
Microsoft Corp.                                    324,700           10,585,220
-------------------------------------------------------------------------------
Specialty Retail -- 0.3%
Limited Brands, Inc.                               369,700            7,057,573
The Talbots, Inc.                                   22,900              221,443
                                                                 --------------
                                                                      7,279,016
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.0%
VF Corp.                                             5,800              448,746
-------------------------------------------------------------------------------
Tobacco -- 0.7%
Altria Group, Inc.                                 210,300           15,944,946
-------------------------------------------------------------------------------
Total Common Stocks in the United States                          1,662,116,435
===============================================================================
Total Common Stocks in North America -- 77.0%                     1,766,690,806
================================================================================

================================================================================
Pacific Basin/Asia
--------------------------------------------------------------------------------
Australia -- 6.1%
Metals & Mining -- 6.1%
Alumina Ltd.                                       995,000            4,685,949
BHP Billiton Ltd.                                1,628,700           54,609,950
BlueScope Steel Ltd.                             3,169,100           29,374,586
Rio Tinto Ltd.                                     442,570           49,926,580
                                                                 --------------
                                                                    138,597,065
-------------------------------------------------------------------------------
Total Common Stocks in Australia                                    138,597,065
===============================================================================
China -- 0.5%
Metals & Mining -- 0.5%
Aluminum Corp. of China Ltd. (a)                   316,820           11,481,557
-------------------------------------------------------------------------------
Total Common Stocks in China                                         11,481,557
===============================================================================
Total Common Stocks in the
  Pacific Basin/Asia -- 6.6%                                        150,078,622
===============================================================================
Total Common Stocks
  (Cost -- $1,774,719,133) -- 89.4%                               2,050,283,959
===============================================================================

===============================================================================
                                                Beneficial
Short-Term Securities                             Interest
===============================================================================
BlackRock Liquidity Series, LLC
Cash Sweep Series, 4.49% (b)(c)               $300,784,211          300,784,211
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $300,784,211) -- 13.1%                                     300,784,211
===============================================================================
Total Investments
  (Cost -- $2,075,503,344*) -- 102.5%                             2,351,068,170

Liabilities in Excess of
  Other Assets -- (2.5%)                                            (57,651,863)
                                                                 --------------
Net Assets -- 100.0%                                             $2,293,416,307
                                                                 ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 2,075,725,408
                                                                ===============
      Gross unrealized appreciation ........................    $   321,025,569
      Gross unrealized depreciation ........................        (45,682,807)
                                                                ---------------
      Net unrealized appreciation ..........................    $   275,342,762
                                                                ===============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net          Interest
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                             $173,270,293    $4,245,544
      --------------------------------------------------------------------------

(c)   Rates shown are effective yields as of January 31, 2008.
(d)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.


10       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Statement of Assets and Liabilities

As of January 31, 2008 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (identified cost -- $1,774,719,133) .........................................    $2,050,283,959
Investments at value -- affiliated (identified cost -- $300,784,211) .............................................       300,784,211
Foreign cash (cost -- $582) ......................................................................................               298
Beneficial interest sold receivable ..............................................................................        22,450,686
Dividends receivable .............................................................................................         3,181,442
Prepaid expenses and other assets ................................................................................           137,347
                                                                                                                      --------------
Total assets .....................................................................................................     2,376,837,943
                                                                                                                      --------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Bank overdraft ...................................................................................................            15,000
Investments purchased payable ....................................................................................        77,143,931
Beneficial interest redeemed payable .............................................................................         4,156,754
Investment advisory fees payable .................................................................................         1,117,435
Service and distribution fees payable ............................................................................           659,995
Other affiliates .................................................................................................           328,521
                                                                                                                      --------------
Total liabilities ................................................................................................        83,421,636
                                                                                                                      --------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $2,293,416,307
                                                                                                                      ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ...............    $    3,756,813
Service Shares of beneficial interest, $.10 par value, unlimited number of shares authorized .....................            33,342
Investor A Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..................         5,138,454
Investor B Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..................           524,699
Investor C Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..................         2,257,116
Class R Shares of beneficial interest, $.10 par value, unlimited number of shares authorized .....................           365,870
Paid-in capital in excess of par .................................................................................     1,999,897,210
Undistributed net investment income ..............................................................................         1,768,277
Undistributed net realized capital gains .........................................................................         4,120,228
Net unrealized appreciation ......................................................................................       275,554,298
                                                                                                                      --------------
Net Assets .......................................................................................................    $2,293,416,307
                                                                                                                      ==============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $716,225,447 and 37,568,126 shares of beneficial interest outstanding ....    $        19.06
                                                                                                                      ==============
Service -- Based on net assets of $6,347,045 and 333,419 shares of beneficial interest outstanding ...............    $        19.04
                                                                                                                      ==============
Investor A -- Based on net assets of $978,431,838 and 51,384,540 shares of beneficial interest outstanding .......    $        19.04
                                                                                                                      ==============
Investor B -- Based on net assets of $100,283,630 and 5,246,990 shares of beneficial interest outstanding ........    $        19.11
                                                                                                                      ==============
Investor C -- Based on net assets of $422,084,700 and 22,571,164 shares of beneficial interest outstanding .......    $        18.70
                                                                                                                      ==============
Class R -- Based on net assets of $70,043,647 and 3,658,702 shares of beneficial interest outstanding ............    $        19.14
                                                                                                                      ==============

See Notes to Financial Statements.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           11

Statement of Operations

For the Six Months Ended January 31, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $364,444 foreign withholding tax) ..............................................                     $ 25,130,914
Interest from affiliates .........................................................................                        4,245,544
                                                                                                                       ------------
Total income .....................................................................................                       29,376,458
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................                        5,603,148
Service and distribution fees -- Investor C ......................................................                        1,825,743
Service fees -- Investor A .......................................................................                          916,479
Service and distribution fees -- Investor B ......................................................                          531,197
Transfer agent -- Investor A .....................................................................                          373,606
Transfer agent -- Institutional ..................................................................                          247,587
Transfer agent -- Investor C .....................................................................                          181,904
Accounting services ..............................................................................                          177,133
Service fees -- Class R ..........................................................................                          121,528
Registration .....................................................................................                           89,031
Transfer agent fees -- Investor B ................................................................                           80,797
Custodian ........................................................................................                           49,218
Printing .........................................................................................                           45,934
Transfer agent -- Class R ........................................................................                           38,446
Audit and legal ..................................................................................                           27,087
Trustees .........................................................................................                           25,595
Pricing ..........................................................................................                            5,300
Service fees -- Service ..........................................................................                            4,307
Transfer agent -- Service ........................................................................                              796
Miscellaneous ....................................................................................                           29,338
                                                                                                                       ------------
Total expenses before reimbursement ..............................................................                       10,374,174
Less expenses reimbursed by Manager ..............................................................                             (864)
                                                                                                                       ------------
Total expenses after reimbursement ...............................................................                       10,373,310
                                                                                                                       ------------
Net investment income                                                                                                    19,003,148
                                                                                                                       ------------
===================================================================================================================================
Net Realized & Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
    Investments ..................................................................................    $ 12,411,568
    Foreign currency transactions ................................................................         (13,517)      12,398,051
                                                                                                      ------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................     (75,338,246)
    Foreign currency transactions ................................................................          (5,545)     (75,343,791)
                                                                                                      -----------------------------
Total net realized and unrealized loss ...........................................................                      (62,945,740)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations .............................................                     $(43,942,592)
                                                                                                                       ============

See Notes to Financial Statements.


12       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Statements of Changes in Net Assets

                                                                                                  For the Six
                                                                                                  Months Ended          For the
                                                                                                   January 31,         Year Ended
                                                                                                      2008              July 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    19,003,148     $    19,168,984
Net realized gain ..........................................................................         12,398,051          27,174,563
Net change in unrealized appreciation/depreciation .........................................        (75,343,791)        125,837,336
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................        (43,942,592)        172,180,883
                                                                                                -----------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..........................................................................         (6,830,938)         (8,256,961)
    Service ................................................................................            (38,397)            (12,114)
    Investor A .............................................................................         (7,632,649)         (7,344,174)
    Investor B .............................................................................           (556,444)           (984,328)
    Investor C .............................................................................         (2,448,290)         (2,618,338)
    Class R ................................................................................           (445,559)           (309,482)
Net realized gain:
    Institutional ..........................................................................         (8,235,330)         (3,940,518)
    Service ................................................................................            (44,839)               (299)
    Investor A .............................................................................         (9,901,281)         (4,124,492)
    Investor B .............................................................................         (1,420,001)         (1,123,130)
    Investor C .............................................................................         (5,064,731)         (2,225,477)
    Class R ................................................................................           (649,778)           (167,949)
                                                                                                -----------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ......        (43,268,237)        (31,107,262)
                                                                                                -----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from beneficial interest transactions ...................        920,784,020         534,700,511
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................        833,573,191         675,774,132
Beginning of period ........................................................................      1,459,843,116         784,068,984
                                                                                                -----------------------------------
End of period ..............................................................................    $ 2,293,416,307     $ 1,459,843,116
                                                                                                ===================================
End of period undistributed net investment income ..........................................    $     1,768,277     $       717,406
                                                                                                ===================================

See Notes to Financial Statements.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           13

Financial Highlights

                                                                                 Institutional
                                          --------------------------------------------------------------------------------------
                                          For the Six
                                          Months Ended
                                          January 31,                           For the Year Ended July 31,
                                              2008         ---------------------------------------------------------------------
                                           (Unaudited)        2007           2006           2005           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   19.57      $   17.20      $   15.32      $   12.79      $   10.94      $   10.49
                                            ------------------------------------------------------------------------------------
Net investment income1 .................          .24            .39            .34            .25            .18            .18
Net realized and unrealized gain (loss)          (.26)          2.60           1.88           2.52           1.85            .43
                                            ------------------------------------------------------------------------------------
Total from investment operations .......         (.02)          2.99           2.22           2.77           2.03            .61
                                            ------------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..............         (.22)          (.39)          (.31)          (.24)          (.18)          (.16)
    Net realized gain ..................         (.27)          (.23)          (.03)            --             --             --
                                            ------------------------------------------------------------------------------------
Total dividends and distributions ......         (.49)          (.62)          (.34)          (.24)          (.18)          (.16)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period .........    $   19.06      $   19.57      $   17.20      $   15.32      $   12.79      $   10.94
                                            ====================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............         (.24%)3       17.68%         14.68%         21.78%         18.66%          5.98%
                                            ====================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................          .73%4          .76%           .82%           .87%           .92%           .95%
                                            ====================================================================================
Net investment income ..................         2.41%4         2.08%          2.10%          1.76%          1.51%          1.72%
                                            ====================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 716,225      $ 496,465      $ 276,433      $ 191,538      $ 120,151      $ 102,651
                                            ====================================================================================
Portfolio turnover .....................            2%             9%             2%             4%             8%            12%
                                            ====================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


14       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

                                                                                                                 Service
                                                                                                      ------------------------------
                                                                                                       For the Six    For the Period
                                                                                                      Months Ended      October 2,
                                                                                                       January 31,         2006 1
                                                                                                          2008         to July 31,
                                                                                                       (Unaudited)         2007

====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................................................    $   19.55        $   17.34
                                                                                                       -----------------------------
Net investment income2 ............................................................................          .20              .23
Net realized and unrealized gain (loss) ...........................................................         (.23)            2.56
                                                                                                       -----------------------------
Total from investment operations ..................................................................         (.03)            2.79
                                                                                                       -----------------------------
Less dividends and distributions:
    Net investment income .........................................................................         (.21)            (.35)
    Net realized gain .............................................................................         (.27)            (.23)
                                                                                                       -----------------------------
Total dividends and distributions .................................................................         (.48)            (.58)
                                                                                                       -----------------------------
Net asset value, end of period ....................................................................    $   19.04        $   19.55
                                                                                                       =============================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..........................................................................         (.30%)3         16.42%3
                                                                                                       =============================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses ..........................................................................................          .94%4           1.02%4
                                                                                                       =============================
Net investment income .............................................................................         2.11%4           1.60%4
                                                                                                       =============================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..........................................................    $   6,347        $   1,642
                                                                                                       =============================
Portfolio turnover ................................................................................            2%               9%
                                                                                                       =============================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           15

                                                                                 Investor A
                                          --------------------------------------------------------------------------------------
                                          For the Six
                                          Months Ended
                                          January 31,                           For the Year Ended July 31,
                                              2008         ---------------------------------------------------------------------
                                           (Unaudited)        2007           2006           2005           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   19.55      $   17.19      $   15.31      $   12.78      $   10.94      $   10.49
                                            ------------------------------------------------------------------------------------
Net investment income1 .................          .21            .34            .30            .21            .15            .15
Net realized and unrealized gain (loss)          (.25)          2.59           1.89           2.52           1.84            .44
                                            ------------------------------------------------------------------------------------
Total from investment operations .......         (.04)          2.93           2.19           2.73           1.99            .59
                                            ------------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..............         (.20)          (.34)          (.28)          (.20)          (.15)          (.14)
    Net realized gain ..................         (.27)          (.23)          (.03)            --             --             --
                                            ------------------------------------------------------------------------------------
Total dividends and distributions ......         (.47)          (.57)          (.31)          (.20)          (.15)          (.14)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period .........    $   19.04      $   19.55      $   17.19      $   15.31      $   12.78      $   10.94
                                            ====================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............         (.35%)3       17.35%         14.42%         21.51%         18.28%          5.72%
                                            ====================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................         1.00%4         1.03%          1.07%          1.12%          1.17%          1.20%
                                            ====================================================================================
Net investment income ..................         2.13%4         1.80%          1.85%          1.51%          1.26%          1.46%
                                            ====================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 978,432      $ 531,661      $ 278,233      $ 185,675      $ 128,068      $  98,558
                                            ====================================================================================
Portfolio turnover .....................            2%             9%             2%             4%             8%            12%
                                            ====================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


16       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

                                                                                 Investor B
                                          --------------------------------------------------------------------------------------
                                          For the Six
                                          Months Ended
                                          January 31,                           For the Year Ended July 31,
                                              2008         ---------------------------------------------------------------------
                                           (Unaudited)        2007           2006           2005           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   19.62      $   17.24      $   15.36      $   12.83      $   10.97      $   10.53
                                            ------------------------------------------------------------------------------------
Net investment income1 .................          .14            .18            .11            .06            .07
Net realized and unrealized gain (loss)          (.27)          2.60           1.88           2.52           1.86            .43
                                            ------------------------------------------------------------------------------------
Total from investment operations .......         (.13)          2.80           2.06           2.63           1.92            .50
                                            ------------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..............         (.11)          (.19)          (.15)          (.10)          (.06)          (.06)
    Net realized gain ..................         (.27)          (.23)          (.03)            --             --             --
                                            ------------------------------------------------------------------------------------
Total dividends and distributions ......         (.38)          (.42)          (.18)          (.10)          (.06)          (.06)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period .........    $   19.11      $   19.62      $   17.24      $   15.36      $   12.83      $   10.97
                                            ====================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............         (.78%)3       16.50%         13.48%         20.52%         17.52%          4.79%
                                            ====================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................         1.80%4         1.82%          1.84%          1.89%          1.94%          1.98%
                                            ====================================================================================
Net investment income ..................         1.38%4         1.05%          1.09%           .75%           .49%           .69%
                                            ====================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 100,284      $ 102,810      $  83,643      $  78,548      $  62,608      $  53,429
                                            ====================================================================================
Portfolio turnover .....................            2%             9%             2%             4%             8%            12%
                                            ====================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           17

                                                                                 Investor C
                                          --------------------------------------------------------------------------------------
                                          For the Six
                                          Months Ended
                                          January 31,                           For the Year Ended July 31,
                                              2008         ---------------------------------------------------------------------
                                           (Unaudited)        2007           2006           2005           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $   19.22      $   16.92      $   15.08      $   12.60      $   10.79      $   10.35
                                            ------------------------------------------------------------------------------------
Net investment income1 .................          .14            .19            .17            .10            .06            .07
Net realized and unrealized gain (loss)          (.26)          2.56           1.86           2.49           1.81            .43
                                            ------------------------------------------------------------------------------------
Total from investment operations .......         (.12)          2.75           2.03           2.59           1.87            .50
                                            ------------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ..............         (.13)          (.22)          (.16)          (.11)          (.06)          (.06)
    Net realized gain ..................         (.27)          (.23)          (.03)            --             --             --
                                            ------------------------------------------------------------------------------------
Total dividends and distributions ......         (.40)          (.45)          (.19)          (.11)          (.06)          (.06)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period .........    $   18.70      $   19.22      $   16.92      $   15.08      $   12.60      $   10.79
                                            ====================================================================================
================================================================================================================================
Total Investment Return2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............         (.75%)3       16.50%         13.56%         20.58%         17.40%          4.89%
                                            ====================================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................         1.74%4         1.78%          1.84%          1.89%          1.94%          1.98%
                                            ====================================================================================
Net investment income ..................         1.41%4         1.04%          1.09%           .74%           .48%           .69%
                                            ====================================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 422,085      $ 295,005      $ 135,557      $  81,489      $  43,287      $  29,947
                                            ====================================================================================
Portfolio turnover .....................            2%             9%             2%             4%             8%            12%
                                            ====================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


18       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Financial Highlights (concluded)

                                                                                      Class R
                                               -------------------------------------------------------------------------------------
                                                For the Six                                                           For the Period
                                               Months Ended                                                             January 3,
                                                January 31,                  For the Year Ended July 31,                   2003 1
                                                   2008         -------------------------------------------------       to July 31,
                                                (Unaudited)         2007         2006         2005         2004            2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $    19.66      $    17.30   $    15.41   $    12.87   $    11.02      $    10.38
                                                ------------------------------------------------------------------------------------
Net investment income2 ......................          .18             .27          .27          .19          .07             .04
Net realized and unrealized gain (loss) .....         (.26)           2.61         1.89         2.54         1.91             .60
                                                ------------------------------------------------------------------------------------
Total from investment operations ............         (.08)           2.88         2.16         2.73         1.98             .64
                                                ------------------------------------------------------------------------------------
Less dividends and distributions:
    Net investment income ...................         (.17)           (.29)        (.24)        (.19)        (.13)             --
    Net realized gain .......................         (.27)           (.23)        (.03)          --           --              --
                                                ------------------------------------------------------------------------------------
Total dividends and distributions ...........         (.44)           (.52)        (.27)        (.19)        (.13)             --
                                                ------------------------------------------------------------------------------------
Net asset value, end of period ..............   $    19.14      $    19.66   $    17.30   $    15.41   $    12.87      $    11.02
                                                ====================================================================================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ..........         (.52%)3        16.96%       14.18%       21.31%       18.19%           7.01%3
                                                ====================================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement ..............         1.30%4          1.36%        1.32%        1.29%        1.33%           1.45%4
                                                ====================================================================================
Expenses ....................................         1.31%4          1.37%        1.32%        1.29%        1.33%           1.45%4
                                                ====================================================================================
Net investment income .......................         1.78%4          1.41%        1.61%        1.32%        1.05%           1.10%4
                                                ====================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ....   $   70,044      $   32,259   $   10,204   $    2,809   $      741      $       14
                                                ====================================================================================
Portfolio turnover ..........................            2%              9%           2%           4%           8%             12%
                                                ====================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           19

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Equity Dividend Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear material expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Fund's Board of Trustees (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end and sold during the period.


20       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective January 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's state and local tax returns remains open for the years ended July 31, 2004 through July 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Bank Overdraft: The Fund recorded a bank overdraft resulting from management estimates of available cash.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           21

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with the Manager to provide investment advisory and administration services. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Class R Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of .60% of the average daily value of the Fund's net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Manager. For the six months ended January 31, 2008, the Fund reimbursed the Manager $15,929, for certain accounting services, which is included in accounting services in the Statement of Operations. The Manager has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or service fees) will not exceed .90%. The Manager may reduce or discontinue this arrangement at any time without notice.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Service      Distribution
                                                         Fee            Fee
--------------------------------------------------------------------------------
Service ............................................    .25%             --
Investor A .........................................    .25%             --
Investor B .........................................    .25%            .75%
Investor C .........................................    .25%            .75%
Class R ............................................    .25%            .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder servicing to Service, Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and the broker-dealers for providing shareholder and distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended January 31, 2008, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $565,072.

For the six months ended January 31, 2008, affiliates received contingent deferred sales charges of $49,205 and $53,597 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $10,494 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2008, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ...................................................    $ 3,094
Service .........................................................    $    65
Investor A ......................................................    $13,097
Investor B ......................................................    $ 3,048
Investor C ......................................................    $ 5,366
Class R .........................................................    $   326
--------------------------------------------------------------------------------


22       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended January 31, 2008, BIM did not receive securities lending agent fees as the Fund did not lend portfolio securities.

In addition, MLPF&S received $94,848 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2008 were $825,673,637 and $40,915,742, respectively.

4. Beneficial Interest Transactions:

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six Months                              Dollar
Ended January 31, 2008                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................   15,244,481     $ 305,177,035
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................      521,690        10,565,643
                                                   ----------------------------
Total issued ...................................   15,766,171       315,742,678
Shares redeemed ................................   (3,562,753)      (70,346,769)
                                                   ----------------------------
Net increase ...................................   12,203,418     $ 245,395,909
                                                   ============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended July 31, 2007                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ...................................    12,976,885     $ 238,803,063
Shares issued resulting from reorganization ...        73,200         1,270,599
Share issued to shareholders in reinvestment of
  dividends and distributions .................       418,925         7,647,902
                                                   ----------------------------
Total issued ..................................    13,469,010       247,721,564
Shares redeemed ...............................    (4,177,679)      (78,576,958)
                                                   ----------------------------
Net increase ..................................     9,291,331     $ 169,144,606
                                                   ============================

-------------------------------------------------------------------------------
Service Shares for the Six Months                                     Dollar
Ended January 31, 2008                                Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................      250,059     $   5,000,769
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................        4,026            81,254
                                                   ----------------------------
Total issued ...................................      254,085         5,082,023
Shares redeemed ................................       (4,660)          (94,365)
                                                   ----------------------------
Net increase ...................................      249,425     $   4,987,658
                                                   ============================

-------------------------------------------------------------------------------
Service Shares for the Period                                         Dollar
October 2, 2006* to July 31, 2007                     Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................       74,495     $   1,436,028
Shares issued resulting from reorganization ....       24,411           423,634
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................          573            11,373
                                                   ----------------------------
Total issued ...................................       99,479         1,871,035
Shares redeemed ................................      (15,485)         (282,933)
                                                   ----------------------------
Net increase ...................................       83,994     $   1,588,102
                                                   ============================

  * Commencement of operations.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           23

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                Dollar
Ended January 31, 2008                              Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................   28,076,223     $ 562,292,191
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................      788,673        15,947,959
                                                   ----------------------------
Total issued ...................................   28,864,896       578,240,150
Shares redeemed ................................   (4,670,125)      (91,366,778)
                                                   ----------------------------
Net increase ...................................   24,194,771     $ 486,873,372
                                                   ============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                       Dollar
Ended July 31, 2007                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................   13,374,299     $ 251,665,360
Shares issued resulting from reorganization ....      981,146        17,021,903
Automatic conversion of shares .................       76,407         1,303,940
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................      570,336        10,348,765
                                                   ----------------------------
Total issued ...................................   15,002,188       280,339,968
Shares redeemed ................................   (4,001,151)      (74,900,249)
                                                   ----------------------------
Net increase ...................................   11,001,037     $ 205,439,719
                                                   ============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                   Dollar
Ended January 31, 2008                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................      904,109     $  18,171,107
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       84,150         1,713,235
                                                   ----------------------------
Total issued ...................................      988,259        19,884,342
Shares redeemed ................................     (981,514)      (19,610,075)
                                                   ----------------------------
Net increase ...................................        6,745     $     274,267
                                                   ============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended July 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................    1,653,852     $  30,501,407
Shares issued resulting from reorganization ....      421,813         7,347,554
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................      102,895         1,827,332
                                                   ----------------------------
Total issued ...................................    2,178,560        39,676,293
                                                   ----------------------------
Automatic conversion of shares .................      (76,190)       (1,303,940)
Shares redeemed ................................   (1,712,624)      (31,831,762)
                                                   ----------------------------
Total redeemed .................................   (1,788,814)      (33,135,702)
                                                   ----------------------------
Net increase ...................................      389,746     $   6,540,591
                                                   ============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended January 31, 2008                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................    8,410,368     $ 165,605,457
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................      338,906         6,742,650
                                                   ----------------------------
Total issued ...................................    8,749,274       172,348,107
Shares redeemed ................................   (1,529,540)      (29,525,885)
                                                   ----------------------------
Net increase ...................................    7,219,734     $ 142,822,222
                                                   ============================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended July 31, 2007                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ....................................    7,650,668     $ 139,285,916
Shares issued resulting from reorganization ....    1,005,243        17,163,518
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................      238,745         4,207,809
                                                   ----------------------------
Total issued ...................................    8,894,656       160,657,243
Shares redeemed ................................   (1,557,195)      (28,536,302)
                                                   ----------------------------
Net increase ...................................    7,337,461     $ 132,120,941
                                                   ============================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended January 31, 2008                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ....................................    2,324,507     $  46,477,424
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       53,081         1,079,007
                                                   ----------------------------
Total issued ...................................    2,377,588        47,556,431
Shares redeemed ................................     (359,386)       (7,125,839)
                                                   ----------------------------
Net increase ...................................    2,018,202     $  40,430,592
                                                   ============================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended July 31, 2007                                 Shares            Amount
-------------------------------------------------------------------------------
Shares sold ....................................    1,403,237     $  26,526,913
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       25,947           476,804
                                                   ----------------------------
Total issued ...................................    1,429,184        27,003,717
Shares redeemed ................................     (378,655)       (7,137,165)
                                                   ----------------------------
Net increase ...................................    1,050,529     $  19,866,552
                                                   ============================


24       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended January 31, 2008.

6. Commitments:

At January 31, 2008, the Fund had entered into a foreign exchange contract under which it had agreed to purchase a foreign currency with an approximate value of $6,436,693.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           25

Proxy Results

During the six-month period ended January 31, 2008, the shareholders of BlackRock Equity Dividend Fund voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Fund's Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------
                                                                      Shares Voted       Shares Withheld
                                                                          For              From Voting
--------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Trustees:    James H. Bodurtha            59,089,681            879,997
                                          Bruce R. Bond                59,102,465            867,213
                                          Donald W. Burton             59,121,090            848,588
                                          Richard S. Davis             59,119,920            849,758
                                          Stuart E. Eizenstat          59,083,680            885,998
                                          Laurence D. Fink             59,129,214
                                          Kenneth A. Froot             59,118,119            851,559
                                          Henry Gabbay                 59,116,111            853,567
                                          Robert M. Hernandez          59,099,927            869,751
                                          John F. O'Brien              59,107,363            862,315
                                          Roberta Cooper Ramo          59,091,725            877,953
                                          Jean Margo Reid              59,110,849            858,829
                                          David H. Walsh               59,101,843            867,835
                                          Fred G. Weiss                59,092,015            877,663
                                          Richard R. West              59,082,360            887,318
--------------------------------------------------------------------------------------------------------


26       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Fund President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           27

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


28       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008           29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


30       BLACKROCK EQUITY DIVIDEND FUND              JANUARY 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Equity Dividend Fund
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10561-1/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Equity Dividend Fund

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Equity Dividend Fund

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Equity Dividend Fund

Date: March 24, 2008